Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
Cultivar ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.46%	6.82%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%	12.21%